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FOIA Confidential Treatment Request

The entity requesting confidential treatment is:

Tetraphase Pharmaceuticals, Inc.

480 Arsenal Street, Suite 110

Watertown, MA 02472

Attention: Guy Macdonald

President and Chief Executive Officer

617-715-3600

December 21, 2012

Confidential Submission by EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention: Jeffrey P. Reidler

Re:	Tetraphase Pharmaceuticals, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted November 16, 2012
CIK No. 0001373707

Ladies and Gentlemen:

On behalf of Tetraphase Pharmaceuticals, Inc. (the “Company”), submitted herewith on a confidential basis is Amendment No. 1 (“Amendment No. 1”) to the Confidential Draft Registration Statement referenced above (the “Registration Statement”).

Amendment No. 1 is being submitted in response to comments contained in a letter, dated December 13, 2012 (the “Letter”), from Jeffrey P. Reidler of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Guy Macdonald, the Company’s President and Chief Executive Officer. The responses contained herein are based on information provided to us by representatives of the Company. The responses are keyed to the numbering of the comments in the Letter and to the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Registration Statement as set forth in Amendment No. 1. Page numbers referred to in the responses reference the applicable pages of Amendment No. 1.

As noted below, the Company will, in connection with this letter, submit to the Staff under separate cover certain supplemental materials. The Company respectfully requests that, upon the completion of the Staff’s review of the supplemental materials, the Staff return the supplemental materials pursuant to Rule 418 promulgated under the Securities Act of 1933, as amended, to Stuart Falber, WilmerHale, 60 State Street, Boston, MA 02109.

Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109

Beijing     Berlin     Boston     Brussels     Frankfurt     London     Los Angeles     New York     Oxford     Palo Alto     Waltham     Washington

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

General

1.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response:	The Company acknowledges the Staff’s comment and will provide all exhibits as soon as practicable.

2.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Response:	In response to the Staff’s request, the Company has provided to the Staff, on a supplemental basis as Appendix A hereto, proofs of the graphic information included in the Registration Statement. If the Company determines to include any other graphic, visual or photographic information in the prospectus prior to its use, including in the preliminary prospectus, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:

In response to the Staff’s request, the Company has provided to the Staff on a supplemental basis all of the written materials that were presented to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended (the “Securities Act”)[1]. Such materials were only made available for viewing by such investors during

[1]

As indicated in our supplemental letter dated December 21, 2012 (the “Letter”), we are seeking Rule 83 confidential treatment with respect to material referenced in the Letter. In the Letter, we request that the materials provided be treated as confidential information and that the Securities and Exchange Commission provide timely notice to Guy Macdonald, President and Chief Executive Officer, Tetraphase Pharmaceuticals, Inc., 480 Arsenal Street, Suite 110, Watertown, MA 02472, 617-715-3600, before it permits any disclosure of the materials provided.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

the Company’s presentation. To the Company’s knowledge, no research reports about the Company were published or distributed in reliance upon Section 2(a)(3) of the Securities Act added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or, to the Company’s knowledge, will participate in the offering.

4.	We will deliver comments to your confidential treatment request under separate cover.

Response:	The Company acknowledges the Staff’s comment.

Prospectus Summary, page 1

5.	We note your disclosure on page 2 that the U.S. government awarded you contracts for “potential funding of over $100 million” for the development of your antibiotic compounds. We also note your disclosure that you may receive up to $67 million in funding under the BARDA contract and $36 million under your NIAID contract. However, based upon your disclosures on page 100, it appears that you are only entitled to receive funding of approximately $39.8 million, $13.3 million and $980,000 pursuant to the BARDA contract, NIAID Grant, and NIAID Contract under the related CUBRC subcontracts. Please revise your disclosure here and throughout the prospectus as necessary to accurately state the actual potential funding available under your contracts instead of the overall amounts awarded.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 3 and 76 of Amendment No. 1. The Company notes that the awards under the BARDA contract and the NIAID contract were awarded by those entities specifically to fund the development, manufacturing and clinical evaluation of the Company’s eravacycline and TP-271 compounds, and that, as such, those amounts are material to an understanding of the amount of non-dilutive government funding that is being provided for these two programs irrespective of whether such funding flows to the Company or is applied by CUBRC to the programs directly or through other subcontractors.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Risk Factors, page 12

“Raising additional capital may cause dilution to our stockholders…,” page 14

6.	We note your disclosure that BARDA and NIAID are not obligated to provide continued funding beyond current-year amounts from Congressionally approved annual appropriations. Please revise your disclosure here and as applicable throughout the prospectus to identify the current-year amounts BARDA and NIAID are obligated to provide under your agreements.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 14, 55, 95 and 98 of Amendment No. 1.

“If we are sued for infringing intellectual property rights of third parties…,” page 32

7.	If you have received any notice of infringement from any third party please expand your disclosure to disclose the notice and the circumstances relating thereto.

Response:	The Company advises the Staff that it has not received any notice of infringement from any third party.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Financial Overview Research and Development Expenses, page 55

8.	Please revise your tabular disclosure to include the research and development costs incurred to date.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 56 of Amendment No. 1 to include the research and development costs incurred to date through September 30, 2012.

Stock-Based Compensation, page 58

9.	We have reviewed your disclosure and have the following comments:

•

Please tell us why the volatility used to value the common stock differs substantially from that used for stock-based compensation expense in 2011 and 2012. For instance the October 2011 common stock valuation used a 49% volatility whereas the volatility used to fair value stock options ranged from 63% to 67%

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

•

Disclose the intrinsic value of the outstanding vested and unvested options based on the estimated IPO price and the options outstanding as of the most recent balance-sheet date presented in the registration statement.

•

Please note that we may have additional comments related to the valuations when the price range for the offering becomes known. Once known, please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Response:	As noted in the Staff’s comment, the volatility used to value the common stock differs from the volatility used for stock-based compensation expense in 2011 and 2012. As disclosed on page 61 of the Registration Statement, the volatility used in the October 2011 common stock valuation was 49% which the Company based on the historical trading for the guideline public companies selected and the assumed time to liquidity of 1.27 years. As disclosed on page 59 of the Registration Statement, the expected volatility that the Company used to estimate the fair value of stock options at the grant dates in 2011 and 2012 was 63% to 67% and 67% to 68%, respectively, based on data from a representative group of publicly traded companies and an expected term of stock options in 2011 and 2012 of approximately 6.0 to 6.1 years and 6.0 years, respectively. The difference between the volatility used in the common stock valuation and the volatility used to fair value stock options is due primarily to the difference in the period over which the volatility was estimated.

In response to the Staff’s comment regarding the intrinsic value of options, the Company has revised the disclosure on page 60 of Amendment No. 1. The Company will complete the requested disclosure when an estimated offering price is known and disclosed in the Registration Statement.

Similarly, the Company will provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance once the estimated offering price is known and disclosed in the Registration Statement. The Company acknowledges that the Staff may have additional comments related to the valuations once the estimated offering price becomes known.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Business, page 74

Phase 1 clinical trials of intravenous formulation, page 82

10.	You disclose on page 83 that “We have not conducted a head-to-head comparison of eravacycline and tigecycline in a clinical trial, but have compared the published data from Pfizer’s Phase 1 clinical trials of tigecycline to the data from our Phase 1 clinical trials of eravacycline.” Your disclosure then presents your conclusions based on this comparison. Please expand your disclosure to provide the data comparisons underlying your conclusions.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 84 of Amendment No. 1.

Eravacycline Phase 2 Trial Design, page 84

11.	Please revise your narrative disclosure to account for the difference between the total patients enrolled (143) and the total patients randomized (139). Further, to the extent that these patients were excluded from the treatment groups analyzed, please describe why they were excluded and why they were not similarly excluded from the patient demographics analysis.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 85 of Amendment No. 1. The Company notes that the revisions to page 85 are intended to clarify that all 143 patients enrolled were randomized in the trial, but that four of those patients did not receive study drug, and to describe why the patients did not receive study drug. The Company also notes that these four patients were included in the demographic analysis as it is standard practice to perform such analysis on the intent-to-treat (randomized) population.

12.	You disclose that the 1.5 mg/kg does group exhibited slightly higher APACHE scores than the other treatment groups. Please describe what effect, if any, that may have had on the results or a comparison of the results.

Response:	The Company does not know what effect, if any, the higher APACHE scores may have had on the results of the trial. The Company included the APACHE scores in the Registration Statement to provide investors with information regarding the severity of the disease in the patients in the trial.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Future Clinical Plans, page 89

13.	If known, please disclose where you intend to conduct your planned Phase 3 clinical program. If the location has not yet been determined, you may disclose the location generally, for example, in the United States.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 2, 6, 53, 75, 76, 77, 81 and 91 of Amendment No. 1 to indicate that the trials will be global trials.

Government Contracts, page 100

Eravacycline, page 100

14.	Please expand you description of the BARDA five-year contract and your related subcontract relationship with CUBRC to more clearly describe the flow of funds from the development, manufacturing and clinical evaluation activities. Further, please indicate why your relationship with BARDA is structured in this manner in light of the fact that you will receive significantly less funding, $39.8 million as opposed to $67 million, by using this structure.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 102 of Amendment No. 1 to more clearly describe the flow of funds from the activities being conducted under the BARDA contract.

The Company advises the Staff that when it initially determined to seek non-dilutive government funding to advance its programs it recognized that it did not have any expertise in bidding for, or the administration and management of, government-funded contracts. As a result, it decided to collaborate with CUBRC, an independent, not-for-profit research corporation specializing in U.S. government-based contracts. Because CUBRC had the expertise to manage and administer any award issued by the government funding agencies, the Company and CUBRC agreed that CUBRC would serve as the lead, or prime, contractor under any awards issued, primarily carrying out a program management and administrative role with additional responsibility for the management of preclinical studies. The Company would serve as lead technical expert on all aspects of the awards and serve as a subcontractor of CUBRC responsible for the management of chemistry, manufacturing and control activities and

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

clinical studies. The flow of funds under the awards would then follow the activities being conducted by the parties, with the funds being paid to the Company under the sub-contract reflecting payment for the Company’s activities. As noted above, the funding paid out under the award that is not paid to the Company is still devoted to supporting the program overall, including paying for program administration and the conduct of preclinical studies.

15.	Please expand your disclosure to further describe the division of responsibilities and activities between you and CUBRC pursuant to the collaboration subcontract.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 102 of Amendment No. 1.

16.	Please expand your disclosure to include any material performance, development or reporting obligations associated with the BARDA contract or CUBRC subcontract.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 102 of Amendment No. 1.

TP-271, page 100

17.	Please expand your disclosure to include any material performance, development or reporting obligations associated with the NIAID Grant, NIAID Contract or CUBRC subcontract.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 103 of Amendment No. 1.

Recent Changes in the Regulatory Landscape, page 102

18.	Please revise your disclosure to indicate how the FDA’s published draft guidance in February and September 2012 and the potential revision of the FDA suggested primary efficacy endpoints for cIAI and cUTI trials compare with the primary endpoint used for your eravacycline Phase 2 trial. As applicable, disclose whether the FDA’s draft guidance will affect your ability to rely on the data from the Phase 2 trial. Please also discuss whether finalization of the FDA guidance will delay or affect in any way your planned Phase 3 clinical program.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 16 and 17 of Amendment No. 1 to compare the FDA suggested primary efficacy endpoint for cIAI in its draft guidance to the primary endpoint used in the eravacycline Phase 2 trial consistent with the disclosure included on page 84 of the Registration Statement.

The Company advises the Staff that it does not believe that the FDA’s draft guidance will affect the Company’s ability to rely on the data from the Phase 2 trial, or that finalization of the FDA guidance will delay or affect in any way the Company’s planned global Phase 3 clinical program. The Company also notes that it expects to include in the Registration Statement disclosure regarding the results of its end of phase 2 meeting with the FDA.

U.S. Government Regulation, page 102

Marketing Approval, page 104

19.	We note that you have conducted certain of your eravacycline trials in India. Please expand your discussion of the FDA approval process to include a discussion of regulations governing reliance on data from clinical trials conducted outside the United States submitted as the basis for an NDA.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 107 and 108 of Amendment No. 1 to include a discussion of reliance on data from clinical trials conducted outside the United States.

Employees, page 110

20.	Please expand your disclosure to indicate whether your employees are dedicated to a particular development program – BARDA, NIAID or eravacycline, and, if so, disclose the number of employees dedicated to each development program.

Response:	The Company advises the Staff that its employees are not dedicated exclusively to any particular development program.

Management, page 111

21.	We note your disclosure on page 99 regarding a consulting agreement with your scientific founder, Dr. Andrew Myers. Disclose the material terms of this agreement and file a copy of this agreement as an exhibit to the registration statement. Alternatively, please provide us with your analysis as to why this consulting agreement is not required to be filed.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Response:	The Company did not disclose the material terms of its agreement with Dr. Myers or file it as an exhibit because it does not believe that the agreement is material to an understanding of the Company or its business. The Company notes that as a general matter Dr. Myers does not spend more than two hours per month in the performance of consulting services for the Company under the agreement and that, since it was executed in August 2006, no inventions or other intellectual property have been made or created by Dr. Myers under the agreement. In addition, the Company pays Dr. Myers an annual consulting fee of $90,000, and the agreement is terminable upon 30 days’ notice by either party. The Company acknowledges that it will continue to assess the materiality of the agreement from time to time and that if the Company were to conclude that the agreement was material it would file the agreement.

Director Compensation, page 118

22.	We note your disclosure that Dr. Gage and Mr. Bohlin received annual cash retainers and options to purchase common stock in return for their service as directors in 2011. Please revise your prospectus to include tabular disclosure highlighting all compensation provided to directors in the last completed fiscal year.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 121 of Amendment No. 1.

Description of Capital Stock, page 132

23.	Please expand your disclosure to indicate the voting threshold for matters besides election of directors that may be voted on by stockholders.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 135 of Amendment No. 1.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Shares Eligible for Future Sale, page 136

24.	Once available, please file copies of each of the lock-up agreements.

Response:	The Company notes that the form of lock-up agreement signed by the Company’s directors, officers and stockholders, as referenced on page 147 of Amendment No. 1, will be filed with the underwriting agreement.

Index to Consolidated Financial Statements

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition, page F-12

25.	Please revise your revenue recognition policy to further clarify how revenue is recognized in accordance with ASC 912-605-25. Further please clarify for us and to the extent necessary your disclosure, how your model accounts for the provision in the contract indicating that the parties are not obligated to provide funding beyond the initial periods or current year amounts.

Response:	In accordance with ASC 912-605-25, the Company recognizes revenue under best-efforts, cost-reimbursable and cost-plus-fixed-fee U.S. government agency subcontracts and subaward as the Company performs services under the subcontracts and subaward so long as a subcontract and subaward has been executed and the fees for these services are fixed or determinable, legally billable and reasonably assured of collection. Recognized amounts reflect the Company’s partial performance under the subcontracts and subaward and equal direct and indirect costs incurred plus fixed fees, where applicable. The Company does not recognize revenue under these arrangements for amounts related to contract periods where funding is not yet committed as amounts above committed funding thresholds would not be considered fixed or determinable or reasonably assured of collection. In response to the Staff’s comment, the Company has revised the disclosure on pages 57, 58 and F-12 of Amendment No. 1.

Note 8. Stockholders’ Equity Conversion, page F-21

26.	Please disclose the “certain dilutive events” that change the conversion rate of the preferred stock issuances.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages F-21 and F-22 of Amendment No. 1.

Securities and Exchange Commission

Division of Corporation Finance

December 21, 2012

Note 9. Stock-Based Compensation, page F-22

27.	You disclose that the volatility is 63% for 2010, and a range of 63% - 67% for 2011. Please address the following:

•	Please explicitly disclose whether you used implied volatility, historical volatility, or a combination of both. Refer to Question Five of ASC 718-10-S99.

•	For periods where you have provided a range of volatilities, please tell us why you do not disclose the weighted-average expected volatility. Refer to ASC 718-10-50-2-f-2ii.

Response:	In response to the Staff’s comment in the first bullet, the Company has revised the disclosure on page F-25 of Amendment No. 1.

The Company notes with respect to the second bullet that the range of the volatilities that it provided reflects the expected volatility it estimated at each grant date during the referenced period. In response to the Staff’s comment, the Company has revised the disclosure on pages 59 and F-25 of Amendment No. 1 to reference the weighted-average expected volatility.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6663 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/ Stuart M. Falber

Stuart M. Falber